Subsequent Events	6 Months Ended
Apr. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

a.	On May 23, 2023, the Company granted 1,832 stock options to a consultant of the Company. The options are exercisable at CAD$10.5 per share and 687 vesting immediately on Grant Date and 229 at the end of each quarter thereafter for 5 consecutive quarters. The options expire on the May 22, 2033.

b.	On May 23, 2023, 7,166 shares were issued to consultants and 44,817 were issued to providers of investor services.

c.	On June 1, 2023, 7,337 shares were issued in respect of RSU’s that had been fully vested.